Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Investment securities disclosures
Debt securities held-to-maturity	SFr 0	SFr 244	SFr 0	SFr 0
Securities available-for-sale	3,370	2,808	2,791	3,323
Total investment securities	3,370	SFr 3,052	2,791	SFr 3,323
Bank
Investment securities disclosures
Total investment securities	SFr 2,965		SFr 2,379